Transactions - Summary of Result of Discontinued Operations (Details) - CAD ($) $ in Millions	1 Months Ended	12 Months Ended
	Jul. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
Disclosure of analysis of single amount of discontinued operations [line items]
Cost of sales		$ (8,099)	$ (7,458)
Gross profit		2,657	1,607
Other operating income (expenses)		(15)	(151)
Non-operating income		52	7
Provision for income taxes		(584)	(205)
Profit from discontinued operations		0	1,206
Shareholders of the company		0	873
Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Gain on sale	$ 81
Net of tax expense	$ 897
Discontinued operations | Steelmaking Coal
Disclosure of analysis of single amount of discontinued operations [line items]
Revenue			4,640
Cost of sales			(2,718)
Gross profit			1,922
Other operating income (expenses)			(252)
Net finance expense			(63)
Non-operating income			24
Profit from discontinued operations before taxes			1,631
Provision for income taxes			(506)
Profit from discontinued operations after taxes			1,125
Gain on sale			81
Profit from discontinued operations			1,206
Shareholders of the company			873
Non-controlling interests			$ 333
Net of tax expense		$ 897